Commitments and Contingencies - Summary of Future Minimum Fixed Time (Details)	Jun. 30, 2025 USD ($)
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
Less than one year	$ 10,475,466
Later than one year but less than two years	10,628,627
Later than two years but less than three years	11,232,178
Later than three years but less than four years	11,376,529
Later than four years but less than five years	8,009,832
Total lease receipts	$ 51,722,632